INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
INVENTORY (Details)
Raw Materials And Supplies	$ 2,161	$ 899
Harvested Cannabis	92	35
Work In Progress	465	97
Finished Goods	6,577	1,962
Total	$ 9,295	$ 2,993